CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 22,348	$ 22,432		$ 3,465
Restricted cash	5,772	1,048		13,087
Property held for lease, net of accumulated depreciation and impairment (Note 3)	67,308	73,691		67,085
Prepaid expenses and other current assets	3,104	4,257		6,731
Deferred financing costs, net	2,778	3,802		0
Total current assets	101,310	105,230		90,368
Property and equipment, net	144	163		253
Capitalized software and intangible assets, net	2,204	2,119		2,076
Right-of-use assets, non-current	326	339		383
Security deposits	15	15		91
Total assets	103,999	107,866		93,171
Current liabilities:
Accounts payable	4,287	1,891		1,491
Accrued liabilities (Note 4)	16,402	17,701		17,372
Accrued litigation settlement (Note 10)	500	750		2,199
Unearned revenue	5,454	4,883		4,823
Revolving line of credit, net (Note 5)	71,615	78,727		82,582
Derivative liability (Note 11)	9,300	13,600		0
Lease liabilities	53	51		179
Total current liabilities	107,611	117,603		138,693
Lease liabilities, non-current	377	392		444
Other liabilities	29	45		828
Total liabilities	108,017	118,040		139,965
MEZZANINE EQUITY
Total mezzanine equity	27,909	27,909	$ 0	0	$ 0
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value; 250,000,000 shares authorized; 4,765,058 and 4,750,258 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively	0	0		0
Additional paid-in capital	109,473	109,003		101,657
Accumulated deficit	(141,400)	(147,086)		(148,451)
Total stockholders' deficit	(31,927)	(38,083)	$ (51,687)	(46,794)	$ (27,992)
Total liabilities, mezzanine equity and stockholders' deficit	103,999	107,866		93,171
Series A Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	11,308	11,308		0
Series B Convertible Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	$ 16,601	$ 16,601		$ 0